 VGOF-P7 04/26

LEGG MASON PARTNERS INVESTMENT TRUST
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
SUPPLEMENT DATED APRIL 17, 2026,
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A

All changes described below are effective June 1, 2026.

I. The following replaces the references to Berkeley Belknap and Jacqueline Kenney in the section titled “Management – Portfolio managers” in the Summary Prospectus and Prospectus, respectively, of each fund listed in Schedule A:

Portfolio manager	Title	Portfolio manager of the fund since
Brett S. Goldstein, CFA	Portfolio Manager	June 2026
Thomas Nelson, CFA, CAIA	Portfolio Manager	June 2026

II. The following replaces the references to Berkeley Belknap and Jacqueline Kenney in the section titled “More on fund management – Portfolio managers” in the Prospectus of each fund listed in Schedule A:

Portfolio manager	Title and recent biography	Portfolio manager of the fund since
Brett S. Goldstein, CFA

Portfolio Manager of Franklin Advisers. Mr. Goldstein joined Franklin Templeton in 2024. Prior to joining Franklin Templeton, Mr. Goldstein was a portfolio manager for Putnam Investment Management, LLC, which he joined in 2010.

June 2026
Thomas Nelson, CFA, CAIA	Portfolio Manager of Franklin Advisers. Mr. Nelson joined Franklin Templeton in 2007.	June 2026

III. The following replaces the references to Berkeley Belknap and Jacqueline Kenney in the table in the section titled

“Portfolio Managers – Other Accounts Managed by the Portfolio Managers” in the SAI of each fund listed in Schedule A:

Portfolio Managers	Type of Account	Number of Accounts Managed	Total Assets Managed (Billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (Billions) ($)
Brett S. Goldstein*	Registered Investment Companies	38	16.06	None	None
	Other Pooled Investment Vehicles	28	15.82	None	None
	Other Accounts	11	0.06	None	None
Thomas Nelson*	Registered Investment Companies	140	27.38	None	None
	Other Pooled Investment Vehicles	90	29.27	None	None
	Other Accounts	300	7.03	1	0.0001

* The information is as of February 28, 2026.

IV.  The following replaces the references to Berkeley Belknap and Jacqueline Kenney in the table in the section titled “Portfolio Managers – Portfolio Managers Securities Ownership” in the SAI of each fund listed in Schedule A:

Portfolio Managers	Dollar Range of Ownership of Securities ($)
Brett S. Goldstein*	None
Thomas Nelson*	None

* The information is as of March 31, 2026.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON PARTNERS INVESTMENT TRUST

Franklin Multi-Asset Conservative Growth Fund	June 1, 2025
Franklin Multi-Asset Defensive Growth Fund	June 1, 2025
Franklin Multi-Asset Growth Fund	June 1, 2025
Franklin Multi-Asset Moderate Growth Fund	June 1, 2025

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

Franklin Multi-Asset Variable Conservative Growth Fund	May 1, 2025
Franklin Multi-Asset Variable Growth Fund	May 1, 2025
Franklin Multi-Asset Variable Moderate Growth Fund	May 1, 2025

Please retain this supplement for future reference.